Accounts receivable - Net: (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable - Net:
Schedule of accounts receivable - net

	December 31,
	2020		2021
Clients	Ps.	1,458,653	Ps.	2,191,439
Less: impairment provision		(346,183)		(317,664)
		1,112,470		1,873,775
Notes receivable from clients		245,757		4,463
Total accounts receivable	Ps.	1,358,227	Ps.	1,878,238

Schedule of maturity analysis of past due accounts receivable and movements in impairment provision

Provision for impairment at January 1, 2020	Ps.	191,766
Mexico's increase during the period		70,470
Aerostar's increase during the period		50,842
Airplan’s increase during the period		33,105
Provision for impairment at December 31, 2020	Ps.	346,183
Mexico's increase during the period	Ps.	9,331
Application of Aerostar's estimate during the period		(36,275)
Application of Airplan's estimate during the period		(1,575)
Provision for impairment at December 31, 2021	Ps.	317,664

Schedule of provision for losses

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2020:
Mexico	0.00%	0.02%	19.20%	100%	100%
Aerostar	5.40%	5.10%	43.70%	87.50%	100%
Airplan	0.83%	0.70%	0.83%	100%	100%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2020
At December 31, 2020
Mexico’s accounts receivables	Ps.	474,854	Ps.	59,819	Ps.	14,292	Ps.	66,816	Ps.	129,056		—
Mexico’s provision impairment				784		2,744		66,816		129,056	Ps.	199,400
Aerostar’s account receivables		444,515		60,421		3,702		4,896		55,360		—
Aerostar’s provision impairment		23,984		3,084		1,619		4,284		55,360		88,331
Airplan’s accounts receivables		—		73,865		1,610		37,214		32,233		—
Airplan’s provision impairment		—		516		110		25,593		32,233		58,452
Total estimate											Ps.	346,183

	Due to				More than
	expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2021:
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2021
At December 31, 2021
Mexico’s accounts receivables	Ps.	1,487,553	Ps.	44,571	Ps.	6,429	Ps.	78,432	Ps.	129,056		—
Mexico’s provision impairment				9		1,234		78,432		129,056	Ps.	208,731
Aerostar’s account receivables		140,588		98,868		63,952		772		10,734		—
Aerostar’s provision impairment		7,657		5,042		27,947		676		10,734		52,056
Airplan’s accounts receivables				82,638		561		22,807		24,478		—
Airplan’s provision impairment				9,030		561		22,807		24,478		56,877
Total estimate											Ps.	317,664